SCHEDULE OF DEFERRED REVENUES (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Apr. 01, 2024
Notes and other explanatory information [abstract]
Advisory service income	$ 104,710	$ 145,760
Customization income	81,600	42,600
Subscription fee income	424,950	317,064
Deferred revenues	$ 611,260	$ 505,424	$ 322,826